Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2020
IFRS Text Block [Abstract]
Summary of Other Income and Expenses

	2020		2019		2018
Gain on sale of other assets	Ps.	—	Ps.	—	Ps.	344
Gain on sale of long-lived assets		130		—		174
Sale of waste material		20		21		13
Insurance rebates		35		—		10
Foreign exchange gain		112		26		123
Other investment in shares (5)		2,011		—		—
Recycling of cumulative gain on sale of joint venture		212		—		—
Recoveries of prior years(1)		594		896		—
Others		229		70		9
Other income	Ps.	3,343	Ps.	1,013	Ps.	673
Contingencies associated with prior acquisitions or disposals	Ps.	—	Ps.	149	Ps.	138
Loss on sale of property, plant and equipment		—		67		—
Recoveries of prior years		—		44		116
Impairment of long-lived assets (2)		5,102		1,018		432
Loss in write-off of intangible assets		375		—		—
Disposal of long-lived assets (3)		915		861		518
Contingencies		804		589		518
Severance payments (4)		465		1,207		264
Donations		605		489		528
Legal fees and other expenses from past acquisitions		—		17		149
Effect of taxes paid on previous years (6)		3,253		—		—
Other		862		464		284
Other expenses	Ps.	12,381	Ps.	4,905	Ps.	2,947
(1)

Following a favorable decision from Brazilian tax authorities received during 2020 and 2019, Coca-Cola FEMSA has been entitled to reclaim indirect tax payments made in prior years in Brazil, resulting in the recognition of a tax credit and a positive effect in the operating revenues and other income captions of the condensed consolidated income statements. See Note 25.1.1.

(2)

Includes impairment loss related to Compañía Panameña de Bebibas, S.A.P.I. de C.V., for an amount of Ps. 1,463 and Ps. 948 million in 2020 and 2019, respectively. Additionally, includes impairment loss related to Leao Alimentos e Bebidas, L.T.D.A., for an amount of Ps. 1,038 million in 2020. (see Note 10). Also, includes impairment loss related to Specialty’s, and Doña Tota in 2020 for an amount of Ps. 2,021 and Ps. 576, respectively. The impairment losses in 2020 were mainly driven by mobility restrictions that impacted customer behavior and the economic crisis generated by COVID-19 pandemic.

(3)	Charges related to fixed assets retirement from ordinary operations and other long-lived assets.
(4)	During 2019, the Company incurred restructuring costs related to some of their operations as part of an efficiency program.
(5)	During 2020, the Company received a dividend income related to its investment in Jetro Restaurant Depot.

Interest and penalties associated to taxes paid from previous years.